Prospectus Supplement                                       217995 9/04
dated September 3, 2004 to:
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PUTNAM VARIABLE TRUST
Prospectuses dated April 30, 2004

Effective August 31, 2004, in the section entitled "Who manages the funds?", the table entries with respect to Putnam VT High Yield Fund and Putnam VT International Growth and Income Fund (to the extent that this prospectus otherwise offers these funds) in the table showing the investment management team members who coordinate the management of each fund's portfolio are replaced with the following:


PUTNAM VT HIGH YIELD FUND
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
Core Fixed-Income High-Yield Team
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Portfolio leader               Since       Experience
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Stephen C. Peacher             2002        1990 - Present       Putnam Management
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Portfolio members              Since       Experience
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Paul D. Scanlon                2002        1999 - Present       Putnam Management
                                           Prior to Sept. 1999  Olympus Health Care
                                                                Group, Inc.
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Rosemary H. Thomsen            2002        1986 - Present       Putnam Management
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PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
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International Value Team
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Portfolio leader               Since       Experience
Pamela R. Holding              2004        1995 - Present       Putnam Management
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Portfolio member               Since       Experience
George W. Stairs               1997        1994 - Present       Putnam Management
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PUTNAM INVESTMENTS

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